Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Abstract]
Land	$ 42	$ 49
Buildings	762	774
Machinery and equipment	4,173	4,283
Property, plant and equipment, gross	4,977	5,106
Accumulated depreciation	(4,369)	(4,388)
Total	$ 608	$ 718